UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported):  February 13, 2024
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Gregg Smallwood (949) 629-7991
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)(7)	Demand Rejected (2)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BR6812		loanDepot.com, LLC	22 / $7,064,812 / 100%					1 / $488,400 / 6.913%
GNMA-II Pool # CE0591		loanDepot.com, LLC	129 / $43,323,524 / 100%				1 / $196,362 / 0.453%
GNMA-II Pool # CI9107		loanDepot.com, LLC	90 / $31,312,513 / 100%				1 / $135,236 / 0.432%
GNMA-II Pool # CK0442		loanDepot.com, LLC	108 / $36,658,838 / 100%				1 / $258,708 / 0.706%
GNMA-II Pool # CK0373		loanDepot.com, LLC	172 / $49,689,457 / 100%				2 / $391,973 / 0.789%
GNMA-II Pool # CI9095		loanDepot.com, LLC	142 / $38,391,577 / 100%		1 / $393,788 / 1.026%
GNMA-II Pool # CK0368		loanDepot.com, LLC	114 / $43,396,749 / 100%				1 / $507,410 / 1.169%
GNMA-II Pool # CK0367		loanDepot.com, LLC	116 / $42,620,250 / 100%				1 / $488,843 / 1.147%
GNMA-II Pool # CK0404		loanDepot.com, LLC	132 / $49,139,989 / 100%				2 / $809,939 / 1.648%
GNMA-II Pool # CK0341		loanDepot.com, LLC	112 / $40,723,318 / 100%				2 / $1,159,964 / 2.848%
GNMA-II Pool # CK0390		loanDepot.com, LLC	106 / $43,961,692 / 100%				1 / $616,759 / 1.403%
GNMA-II Pool # CK0369		loanDepot.com, LLC	127 / $43,984,312 / 100%				1 / $432,342 / 0.983%
GNMA-II Pool # CK0387		loanDepot.com, LLC	41 / $23,842,256 / 100%				1 / $264,357 / 1.109%
GNMA-II Pool # CN2983		loanDepot.com, LLC	92 / $24,856,909 / 100%				1 / $199,394 / 0.802%
GNMA-II Pool # CN3006		loanDepot.com, LLC	7 / $6,531,271 / 100%				1 / $704,293 / 10.783%
GNMA-II Pool # CN3059		loanDepot.com, LLC	54 / $19,258,199 / 100%				1 / $492,696 / 2.558%
GNMA-II Pool # CO6001		loanDepot.com, LLC	39 / $14,073,004 / 100%				1 / $256,418 / 1.822%
GNMA-II Pool # CQ2290		loanDepot.com, LLC	35 / $11,773,113 / 100%				1 / $323,156 / 2.745%
GNMA-II Pool # CS5703		loanDepot.com, LLC	51 / $18,108,639 / 100%				1 / $730,539 / 4.034%
GNMA-II Pool # CU0006		loanDepot.com, LLC	23 / $9,062,544 / 100%			1 / $356,703 / 3.936%
GNMA-II Pool # CK0412		loanDepot.com, LLC	66 / $18,089,869 / 100%	1 / $224,852 / 1.243%	1 / $213,001 / 1.177%

GNMA-II Pool # CL6121	loanDepot.com, LLC	99 / $44,040,788 / 100%	1 / $835,283 / 1.897%	1 / $835,283 / 1.897%
GNMA-II Pool # AZ2692	loanDepot.com, LLC	136 / $49,333,264 / 100%	1 / $283,882 / 0.575%	1 / $283,882 / 0.575%
GNMA-II Pool # CN3041	loanDepot.com, LLC	101 / $33,640,095 / 100%	2 / $1,134,512 / 3.372%	2 / $1,118,775 / 3.326%
GNMA-II Pool # CO6007	loanDepot.com, LLC	69 / $24,970,421 / 100%	1 / $690,000 / 2.763%	1 / $690,000 / 2.763%
GNMA-II Pool # CO5951	loanDepot.com, LLC	66 / $23,725,407 / 100%	1 / $377,037 / 1.589%	1 / $377,037 / 1.589%
GNMA-II Pool # CQ2200	loanDepot.com, LLC	115 / $35,622,512 / 100%	1 / $351,037 / 0.985%	1 / $351,037 / 0.985%
GNMA-II Pool # CO5868	loanDepot.com, LLC	90 / $27,986,716 / 100%	1 / $318,477 / 1.138%	1 / $318,477 / 1.138%
GNMA-II Pool # CQ2328	loanDepot.com, LLC	46 / $18,122,116 / 100%	1 / $229,940 / 1.269%	1 / $229,940 / 1.269%
GNMA-II Pool # CL6198	loanDepot.com, LLC	107 / $49,640,707 / 100%	1 / $615,000 / 1.239%	1 / $586,682 / 1.182%
GNMA-II Pool # CO5857	loanDepot.com, LLC	244 / $31,814,972 / 100%	1 / $138,380 / 0.435%	1 / $134,115 / 0.422%
GNMA-II Pool # AU6873	loanDepot.com, LLC	43 / $16,225,025 / 100%	1 / $624,190 / 3.847%	1 / $597,711 / 3.684%
GNMA-II Pool # BJ2863	loanDepot.com, LLC	56 / $15,116,345 / 100%	1 / $363,247 / 2.403%	1 / $347,874 / 2.301%
GNMA-II Pool # CN3074	loanDepot.com, LLC	57 / $23,115,170 / 100%	1 / $595,000 / 2.574%	1 / $585,100 / 2.531%
GNMA-II Pool # CN3056	loanDepot.com, LLC	225 / $29,861,296 / 100%	1 / $138,600 / 0.464%	1 / $134,930 / 0.452%
GNMA-II Pool # CN2998	loanDepot.com, LLC	161 / $37,610,588 / 100%	1 / $436,304 / 1.16%	1 / $419,764 / 1.116%
GNMA-II Pool # CO5929	loanDepot.com, LLC	74 / $23,812,318 / 100%	1 / $264,550 / 1.111%	1 / $257,339 / 1.081%
GNMA-II Pool # CH1583	loanDepot.com, LLC	34 / $7,847,317 / 100%	1 / $151,515 / 1.931%	1 / $142,627 / 1.818%
GNMA-II Pool # CK0327	loanDepot.com, LLC	29 / $6,760,552 / 100%	1 / $311,792 / 4.612%	1 / $314,138 / 4.647%
GNMA-II Pool # CL6069	loanDepot.com, LLC	118 / $47,886,415 / 100%	1 / $362,598 / 0.757%	1 / $340,888 / 0.712%
GNMA-II Pool # BK0839	loanDepot.com, LLC	59 / $20,248,497 / 100%	1 / $368,686 / 1.821%	1 / $351,030 / 1.734%
GNMA-II Pool # CO5907	loanDepot.com, LLC	146 / $49,704,064 / 100%	1 / $328,833 / 0.662%	1 / $321,705 / 0.647%
GNMA-II Pool # CO5963	loanDepot.com, LLC	53 / $17,202,260 / 100%	1 / $173,794 / 1.01%	1 / $165,734 / 0.963%
GNMA-II Pool # CO6014	loanDepot.com, LLC	92 / $11,842,359 / 100%	1 / $124,455 / 1.051%	1 / $119,520 / 1.009%
GNMA-II Pool # CO5968	loanDepot.com, LLC	42 / $15,068,485 / 100%	1 / $205,214 / 1.362%	1 / $201,191 / 1.335%
GNMA-II Pool # CQ2325	loanDepot.com, LLC	41 / $3,153,251 / 100%	1 / $77,569 / 2.46%	1 / $74,759 / 2.371%
GNMA-II Pool # CQ2323	loanDepot.com, LLC	150 / $19,576,263 / 100%	1 / $118,808 / 0.607%	1 / $116,638 / 0.596%
GNMA-II Pool # CL6068	loanDepot.com, LLC	36 / $13,336,753 / 100%	1 / $123,4754 / 9.258%	1 / $1,159,752 / 8.696%
GNMA-II Pool # AU1335	loanDepot.com, LLC	29 / $31,143,568 / 100%	1 / $672,058 / 2.158%	1 / $631,682 / 2.028%
GNMA-II Pool # BE2181	loanDepot.com, LLC	52 / $20,637,074 / 100%	1 / $610,093 / 2.956%	1 / $571,890 / 2.771%
GNMA-II Pool # CQ2138	loanDepot.com, LLC	27 / $10,621,277 / 100%	1 / $431,999 / 4.067%	1 / $423,468 / 3.987%
GNMA-II Pool # CO5903	loanDepot.com, LLC	103 / $40,243,502 / 100%	1 / $468,397 / 1.164%		1 / $468,397 / 1.164%
GNMA-II Pool # CO5900	loanDepot.com, LLC	135 / $40,960,117 / 100%	1 / $102,7435 / 2.508%		1 / $102,7435 / 2.508%
GNMA-II Pool # CQ2258	loanDepot.com, LLC	17 / $4,437,126 / 100%	1 / $227,920 / 5.137%		1 / $227,920 / 5.137%
GNMA-II Pool # CR2848	loanDepot.com, LLC	41 / $15,708,118 / 100%	1 / $314,967 / 2.005%		1 / $314,967 / 2.005%
GNMA-II Pool # CQ2282	loanDepot.com, LLC	61 / $23,412,401 / 100%	1 / $110,852 / 0.473%		1 / $110,852 / 0.473%
GNMA-II Pool # CR3026	loanDepot.com, LLC	54 / $4,120,412 / 100%	1 / $57,997 / 1.408%		1 / $57,997 / 1.408%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	4,786 / $1,504,410,386 / 100%	38 / $15,000,027 / 0.997%	33 / $12,809,757 / 0.851%	7 / $2,564,271 / 0.17%	20 / $7,968,389 / 0.53%	1 / $488,400 / 0.032%	0 / $0 / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. All of the assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period,  and were not the subject of a demand by GNMA or a third party.

4)
Each asset identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period.  Thirty-two (32) of the assets identified in columns (j) through (l) were identified by the Originator for repurchase during the reporting period and one (1) of the assets identified in columns (j) through (l) was identified by GNMA for repurchase during a prior reporting period.

5)
Six of the assets identified in columns (m) through (o) were identified by the Originator for repurchased during the reporting period and one (1) of the assets was identified by GNMA for repurchase during a prior reporting period.

6)
All of the assets identified in columns (p) through (r) were identified by GNMA for repurchase during prior reporting periods. The Originator has not received a response from GNMA regarding its position.

7)	The asset identified in columns (s) through (u) was identified by GNMA for repurchase during a prior reporting period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2024	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer